Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplemental Information [Line Items]
Operating expense	$ 698,144	$ 583,420
General and administrative expense	95,931	70,869
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	263,000	293,000
General and administrative expense	$ 11,000	$ 11,000